Supplementary cash flow information - Other exploration and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Otjikoto
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (1,220)	$ (1,994)
Masbate
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,668)	(4,492)
Libertad
Statement Of Cash Flows [Line Items]
Other exploration and development	(6,751)	(4,269)
Limon
Statement Of Cash Flows [Line Items]
Other exploration and development	(6,362)	(3,453)
Fekola
Statement Of Cash Flows [Line Items]
Other exploration and development	(8,441)	(3,698)
Kiaka
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,512)	(3,229)
Fekola Regional
Statement Of Cash Flows [Line Items]
Other exploration and development	(6,245)	(5,165)
Ondundu
Statement Of Cash Flows [Line Items]
Other exploration and development	(3,116)	(1,572)
Toega, Burkina Faso
Statement Of Cash Flows [Line Items]
Other exploration and development	(5,784)	(3,007)
Other
Statement Of Cash Flows [Line Items]
Other exploration and development	(6,574)	(6,157)
Other
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (53,673)	$ (37,036)